GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accumulated Deficit	$ (115,804,530)	$ (107,059,237)
Retained Earning [Member]
Accumulated Deficit	$ (115,800,000)